Income Tax Expense (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision for Income Taxes [Abstract]
Current tax	$ 118,073	$ 23,505,445
Deferred tax	6,532
Income tax expense	$ 124,605	$ 23,505,445